COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2012
Future Minimum Lease Payments Under Non-Cancelable Operating Lease Agreements	Future minimum lease payments under non-cancelable operating lease agreements are as follows:

2013	$1,208
2014	315
2015	—

$1,523